GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Salaries and related expenses	2,042	1,698	1,506
Share-based compensation, net	162	243	95
Professional services	710	574	705
Office rent and maintenance	172	174	180
Depreciation	36	25	17
Others	1,850	1,210	1,092
Total general and administrative expenses	4,972	3,924	3,595